Summary of Operations and Significant Accounting Policies - Schedule of Unrealized Gain (Loss) on Investments (Detail) - ColdQuanta Inc dba Infleqtion [Member] $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Debt Securities, Held-to-Maturity, Nonaccrual [Line Items]
Amortized cost	$ 51,310
Gross unrealized gains	105
Gross unrealized losses	0
Fair value	51,415
US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Nonaccrual [Line Items]
Amortized cost	12,073
Gross unrealized gains	25
Gross unrealized losses	0
Fair value	12,098
Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Nonaccrual [Line Items]
Amortized cost	39,237
Gross unrealized gains	80
Gross unrealized losses	0
Fair value	$ 39,317